Reconciliation of The Beginning And Ending Aggregate Carrying Amounts of The Asset Retirement Obligation (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation Disclosure [Line Items]
Balance, beginning	$ 184	[1]	$ 175	$ 166
Asset retirement obligation	$ 184		$ 175

[1]	The difference between the $184,000 liability as of December 31, 2012 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2012 and December 19, 2038.